Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Total
Balance at Dec. 31, 2012	$ 17,977	$ 5,001	$ 31,816	$ 39,118	$ 1,825	$ (3,517)	$ 92,220
Increase (Decrease) in Stockholders' Equity
Net income	0	0	0	4,974	0	0	4,974
Other comprehensive income (loss)	0	0	0	0	(2,594)	0	(2,594)
Stock based compensation expense	0	0	19	0	0	0	19
Accretion of preferred stock discount	278	0	0	(278)	0	0	0
Redemption of 18,255 shares of preferred stock	(18,255)	0	0	0	0	0	(18,255)
Redemption of common stock warrant	0	0	(540)	0	0	0	(540)
Stock dividend	0	194	2,090	(2,284)	0	0	0
Cash dividends declared, preferred stock	0	0	0	(456)	0	0	(456)
Cash dividends declared, common stock	0	0	0	(988)	0	0	(988)
Balance at Dec. 31, 2013	0	5,195	33,385	40,086	(769)	(3,517)	74,380
Increase (Decrease) in Stockholders' Equity
Net income	0	0	0	7,654	0	0	7,654
Other comprehensive income (loss)	0	0	0	0	(459)	0	(459)
Stock based compensation expense	0	0	20	0	0	0	20
Stock dividend	0	201	2,496	(2,697)	0	0	0
Cash dividends declared, common stock	0	0	0	(1,027)	0	0	(1,027)
Balance at Dec. 31, 2014	0	5,396	35,901	44,016	(1,228)	(3,517)	80,568
Increase (Decrease) in Stockholders' Equity
Net income	0	0	0	8,599	0	0	8,599
Other comprehensive income (loss)	0	0	0	0	(790)	0	(790)
Stock based compensation expense	0	0	10	0	0	0	10
Stock dividend	0	209	2,638	(2,847)	0	0	0
Purchase of treasury stock	0	0	0	0	0	(33)	(33)
Cash dividends declared, common stock	0	0	0	(1,068)	0	0	(1,068)
Balance at Dec. 31, 2015	$ 0	$ 5,605	$ 38,549	$ 48,700	$ (2,018)	$ (3,550)	$ 87,286